Long Term Debt - Summary of Longterm Debt (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2019 CAD ($)	Jan. 31, 2018 CAD ($)	Feb. 01, 2017 CAD ($)	Jan. 31, 2019 EUR (€)	Jan. 31, 2019 USD ($)	Jan. 31, 2018 EUR (€)	Jan. 31, 2018 USD ($)	Feb. 01, 2017 EUR (€)	Feb. 01, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Current	$ 18.4	$ 19.8	$ 22.7
Non-current	1,197.1	995.0	929.4
Carrying amount	$ 1,215.5	$ 1,014.8	$ 952.1
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	May 2025	June 2023	June 2023
Contractual interest	4.50%	4.07%	4.04%	4.50%	4.50%	4.07%	4.07%	4.04%	4.04%
Effective interest rate	4.50%	4.07%	4.04%	4.50%	4.50%	4.07%	4.07%	4.04%	4.04%
Outstanding nominal amount					$ 895.5		$ 789.0		$ 696.5
Carrying amount	$ 1,176.9	$ 969.9	$ 907.5
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount | €				€ 21.6		€ 24.7		€ 24.8
Carrying amount	$ 29.5	$ 34.3	$ 32.3
Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Contractual interest	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Effective interest rate	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Outstanding nominal amount	$ 11.7	$ 14.0	$ 16.6
Carrying amount	$ 9.1	$ 10.6	$ 12.3
Bottom of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Dec. 2019
Contractual interest	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Effective interest rate	1.00%	1.00%	1.50%	1.00%	1.00%	1.00%	1.00%	1.50%	1.50%
Bottom of range [member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Jan. 2021
Top of range [member] | Term facility [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	4.50%			4.50%	4.50%
Top of range [member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Dec. 2028
Contractual interest	1.75%	2.19%	2.19%	1.75%	1.75%	2.19%	2.19%	2.19%	2.19%
Effective interest rate	4.67%	5.64%	8.60%	4.67%	4.67%	5.64%	5.64%	8.60%	8.60%
Top of range [member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Maturity date	Dec. 2030
Effective interest rate	8.00%			8.00%	8.00%
Minimum [Member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Dec. 2018	Dec. 2017
Minimum [Member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Jan. 2021	Jan. 2018
Maximum [Member] | Term loans [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Dec. 2028	Dec. 2028
Maximum [Member] | Finance lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Dec. 2030	Dec. 2030